Transactions with Related Parties - Additional Information (Details)	2 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Jul. 06, 2018 USD ($) shares	Jun. 28, 2018 shares	Aug. 03, 2018 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 21, 2016 USD ($)	Dec. 21, 2016 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Related Party Transaction [Line Items]
Rent expense						$ 126,813,000	$ 92,896,000	$ 5,325,000
Cash portion of the consideration						347,140,000	328,634,000	143,684,000
Outstanding payable						$ 4,017,000	1,649,000
Charter - in period						2 years 2 months 1 day
Combine Marine Ltd
Related Party Transaction [Line Items]
Rent expense per month											$ 2,800
Rent expense						$ 35,000	37,000	35,000
Alma Properties
Related Party Transaction [Line Items]
Leasing agreements, Office space, Term of contract									6 years	6 years
Rent expense per month									$ 300
Rent expense						$ 4,000	4,000	$ 4,000
StarOcean Manning Philippines Inc.
Related Party Transaction [Line Items]
Ownership percentage						25.00%
Equity method investment (included in Other Current Assets)						$ 123,000	$ 50,000
Eagle Bulk
Related Party Transaction [Line Items]
Number of time charter agreements						2
Number of charter-in vessels						2
Euro
Related Party Transaction [Line Items]
Exchange rate EUR/USD						1.12
Euro | Combine Marine Ltd
Related Party Transaction [Line Items]
Rent expense per month | €												€ 2,500
Euro | Alma Properties
Related Party Transaction [Line Items]
Rent expense per month | €										€ 300
Oaktree
Related Party Transaction [Line Items]
Number of directors						4
Voting percentage						33.00%
Oaktree | Oaktree Shareholders Agreement
Related Party Transaction [Line Items]
Number of directors						9
Oaktree | Oaktree Shareholders Agreement | Beneficial Ownership of 40% or more
Related Party Transaction [Line Items]
Number of directors						4
Oaktree | Oaktree Shareholders Agreement | Beneficial Ownership of 25% or more but less than 40%
Related Party Transaction [Line Items]
Number of directors						3
Oaktree | Oaktree Shareholders Agreement | Beneficial Ownership of 15% or more but less than 25%
Related Party Transaction [Line Items]
Number of directors						2
Oaktree | Oaktree Shareholders Agreement | Beneficial Ownership of 5% or more but less than 15%
Related Party Transaction [Line Items]
Number of directors						1
Augustea Vessels
Related Party Transaction [Line Items]
Number of vessels acquired					16
Number of shares issued as part of the final consideration | shares					10,277,335
Songa Vessels
Related Party Transaction [Line Items]
Number of vessels acquired			15
Number of shares issued as part of the final consideration | shares			13,725,000
Songa Vessels | Financed by China Merchants Bank Leasing
Related Party Transaction [Line Items]
Cash portion of the consideration			$ 144,550,000
OCC vessels
Related Party Transaction [Line Items]
Number of vessels acquired				3
Number of shares issued as part of the final consideration | shares				3,304,735
First vessel | Eagle Bulk
Related Party Transaction [Line Items]
Charter - in period		2 months
Charter hire daily rate		$ 16,300
Second vessel | Eagle Bulk
Related Party Transaction [Line Items]
Charter - in period	2 months
Charter hire daily rate	$ 15,800